Share-based payments	12 Months Ended
Dec. 31, 2022
Share-based payments
Share-based payments

23Share-based payments

EMI Scheme

The movements in the number of EMI share options during the year were as follows:

	2023	2022
	Number	Number
Outstanding, start of period	21,011,084	19,670
Granted during the period	—	—
Grant arising due to scheme modification	—	23,213,933
Forfeited during the period	(1,621,848)	(1,576,948)
Exercised during the period	(7,686,919)	(645,571)
Outstanding, end of period	11,702,317	21,011,084

The EMI share options were all granted prior to December 31, 2021, after which no new grants were made.

The movements in the weighted average exercise price of share options during the year were as follows:

	2023	2022
	£	£
Outstanding, start of period	0.19	308.06
Granted during the period	—	—
Granted due to scheme modification	—	0.23
Forfeited during the period	0.24	0.83
Exercised during the period	0.10	0.11
Outstanding, end of period	0.25	0.19

23Share-based payments (continued)

The exercise price of share options granted during the prior period was based upon the modification of the scheme to reflect the revised capital structure of the Company.

Details of share options outstanding at the end of the year are as follows:

	31 December	31 December
	2023	2022
Weighted average exercise price (£)	0.25	0.19
Number of share options outstanding	11,702,317	21,011,084
Expected weighted average remaining vesting period (years)	1.78	2.14

The number of options which were exercisable at December 31, 2023 was 4,956,810 (2022: 11,317,247) with exercise prices ranging from £0.03 to £1.10.

The option pricing model used was a Black-Scholes Model and the main inputs are set out in the table below:

December 31,
2022
Average share price at date of grant (£)	5.07
Expected volatility (%)	50.00
Vesting period in years	2.75
Risk-free interest rate (%)	1.25

Given the lack of share price history, volatility was estimated with reference to other industry competitors, on a listed stock market, with a premium attached for various uncertainties.

The total expense recognized by the company during the year in respect of the EMI scheme was £732 thousand (2022: £7,858 thousand).

2021 Incentive Plan

Commencing October 1, 2022, employees in the Company were granted options in relation to shares issued by the Company. Under the scheme, participants are granted options which only vest if the employee remains in employment with the company at the vesting date. Such options typically vest from the first anniversary of the grant date, with 6.25% vesting quarterly until the options are fully vested. The options expire at the end of the day before the tenth anniversary of the grant date. The fair value of the equity instruments granted was derived using a Black-Scholes Model and based upon actual share price on grant date. The following inputs were used:

	December 31,	December 31,
	2023	2022
Average share price at date of grant (£)	0.95	7.77
Expected volatility (%)	89.58%	84.30%
Dividend yield (%)	-	—
Risk-free interest rate (%)	4.78%	4.09%

Expected volatility was determined by the historical volatility of the Company since the business combination.

The total expense recognized by the company during the year in respect of the 2021 Incentive Plan is £8,084 thousand (2022: £14,512 thousand).

23Share-based payments (continued)

The movements in the number of employee share options during the year were as follows:

	2023	2022
	Number	Number
Outstanding, start of period	4,355,669	—
Granted during the period	7,370,598	5,012,495
Forfeited during the period	(715,773)	(656,826)
Exercised during the period	(1,024,523)	—
Outstanding, end of period	9,985,971	4,355,669

The number of options outstanding as at the end of the period consists of 8,821,470 nil cost options, 1,145,983 Company Share Option Plan (CSOP) options and 18,518 cost stock options.

The movements in the weighted average exercise price of CSOP options during the year were as follows:

	2023	2022
	£	£
Outstanding, start of period	6.63	—
Granted during the period	0.98	6.63
Forfeited during the period	6.42	6.63
Outstanding, end of period	0.98	6.63

During the year the CSOP options granted during the year ended December 31, 2022 were modified by the Company through the issuance of replacement awards that reduced the participants respective exercise price from £6.63 to £0.98. No additional awards were awarded to scheme participants and no changes to the vesting conditions were made. The Company has accounted for the incremental fair value of these replacement awards, determined using a Black-Scholes Model, in addition to the grant-date fair value of the original award. The main inputs are set out in the table below.

December 31,
2023
Average share price at date of grant (£)	0.62
Expected volatility (%)	90.00
Dividend yield (%)	—
Vesting period in years	2.63
Risk-free interest rate (%)	4.80

Expected volatility was determined by the historical volatility of the Company since the business combination. The incremental fair value expense recognized by the company as a result of the modification is £119 thousand.

Details of share options outstanding at the end of the year were as follows:

	31 December	31 December
	2023	2022
Weighted average exercise price (£)	0.12	1.44
Number of share options outstanding	9,985,971	4,355,669
Expected weighted average remaining vesting period (years)	3.30	3.20